DEI Document	Nov. 04, 2026
Document Information [Line Items]
Entity Central Index Key	0001104657
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	MATERION CORPORATION
Entity Incorporation, State or Country Code	OH
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	001-15885
Entity Tax Identification Number	34-1919973
Entity Address, Address Line One	6070 Parkland Blvd.
Entity Address, City or Town	Mayfield Hts.
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	216
Local Phone Number	486-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MTRN
Security Exchange Name	NYSE